Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,570,643.15
Previously Paid Amount	0.00
Total Fee Amount	1,597.91
Total Offset Amount	0.00
Net Fee	$ 1,597.91
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A